Other Non-Operating Expense, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Loss on extinguishment of debt	$ 5	$ 13	$ 92
Loss on blue-chip swap	5	0	0
DDI / Benson Matter provision	0	270	0
Gain on sale of business	0	(278)	0
Other expense, net	2	2	6
Total other non-operating expense, net	$ 12	$ 7	$ 98